Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss	$ (47,470)	$ (22,944)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	14,030	10,516
Operating lease expense	2,112	1,475
Deferred tax expense (benefit)	0	5,126
Stock-based compensation	4,254	6,624
Interest expense	0	1,685
Change in fair value of financial instruments	(7,520)	(50,866)
Expenses related to Merger	0	10,937
Foreign exchange differences	(5,507)	(5,511)
Property and equipment impairments	379	0
Loss on disposal of property and equipment and right of use assets	24	128
Bad debt expense	80	1,736
Loss on equity-method investment	66	0
Non-cash change in contract liabilities	771	0
Changes in operating assets and liabilities:
Accounts receivable	(508)	(2,129)
Prepaid expenses and other current assets	1,035	(3,765)
Accounts payable	(290)	(3,687)
Contract liabilities	574	1,162
Accrued expenses and other liabilities	3,534	(3,938)
Operating lease liabilities	(1,696)	(1,312)
Net cash used in operating activities	(36,132)	(54,763)
Cash flows from investing activities:
Acquisitions of property and equipment	(12,304)	(19,862)
Equity investment in OS	0	(3,604)
Other	0	(30)
Net cash used in investing activities	(12,304)	(23,496)
Cash flows from financing activities:
Repurchase of stock	0	(8,603)
Tax withholding payments for vested equity-based compensation awards	(272)	0
Proceeds from exercise of Public Warrants	0	5,291
Proceeds from sale of common stock	0	166,675
Proceeds from exercise of stock options	249	37
Net cash provided by financing activities	(23)	163,400
Net increase in cash, cash equivalents and restricted cash	(48,459)	85,141
Effect of foreign exchange rate changes	2,789	3,633
Cash, cash equivalents and restricted cash - beginning of period	77,792	8,533
Cash, cash equivalents and restricted cash - end of period	$ 32,122	$ 97,307